Warrant Liabilities - Schedule of Movements In Warrant Liabilities (Details) € in Thousands			1 Months Ended	12 Months Ended
	Oct. 18, 2023 EUR (€) warrants	Oct. 03, 2023 EUR (€) warrants	Oct. 18, 2023 shares	Dec. 31, 2023 EUR (€) warrants shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 shares	Dec. 31, 2022 warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at beginning of period				€ 409,901
Liabilities at end of period				€ 561,640	€ 409,901
Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants Outstanding (shares) | warrants				13,799,948			0
Liabilities at beginning of period				€ 1,296	0
Warrants assumed on transaction date (shares) | warrants							23,159,948
Warrants assumed on Transaction date					42,253
Warrants exercised (in shares) | shares				(13,799,948)		(9,360,000)
Warrants exercised	€ (271)	€ (7,298)		€ (7,569)	(13,854)
Change in fair value of warrant liabilities				€ 6,273	(27,103)
Warrants Outstanding (shares) | warrants				0			13,799,948
Liabilities at end of period				€ 0	1,296
Public Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants Outstanding (shares) | warrants				13,799,948			0
Liabilities at beginning of period				€ 1,296	0
Warrants assumed on transaction date (shares)	770,110	13,029,838	13,799,948			13,799,948	13,799,948
Warrants assumed on Transaction date					21,260
Warrants exercised (in shares) | shares				(13,799,948)		0
Warrants exercised				€ (7,569)	0
Change in fair value of warrant liabilities				€ 6,273	(19,964)
Warrants Outstanding (shares) | warrants				0			13,799,948
Liabilities at end of period				€ 0	1,296
Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants Outstanding (shares) | warrants				0			0
Liabilities at beginning of period				€ 0	0
Warrants assumed on transaction date (shares)						9,360,000	9,360,000
Warrants assumed on Transaction date					20,993
Warrants exercised (in shares) | shares				0		(9,360,000)
Warrants exercised				€ 0	(13,854)
Change in fair value of warrant liabilities				€ 0	(7,139)
Warrants Outstanding (shares) | warrants				0			0
Liabilities at end of period				€ 0	€ 0